Derivative financial instruments - Hedging instruments (Details) - AUD ($) $ in Millions	Sep. 30, 2021	Sep. 30, 2020
Financial instruments
Notional amounts	389,449	366,569
Gross hedged assets	$ 4,317	$ 7,427
Impact of netting arrangements on hedged assets	(3,330)	(5,566)
Carrying value, hedged assets	987	1,861
Gross hedged liabilities	(5,663)	(10,518)
Impact of netting arrangements on hedged liabilities	5,130	9,680
Carrying value, hedged liabilities	$ (533)	$ (838)
One-to-one hedge relationships
Financial instruments
Notional amounts	159,852	172,051
Gross hedged assets	$ 3,189	$ 5,906
Gross hedged liabilities	$ (5,115)	$ (8,997)
One-to-one hedge relationships | Up to 1 year
Financial instruments
Notional amounts	28,870	33,613
One-to-one hedge relationships | Over 1 year to 5 years
Financial instruments
Notional amounts	69,524	78,229
One-to-one hedge relationships | Over 5 years
Financial instruments
Notional amounts	61,458	60,209
One-to-one hedge relationships | Fair value hedges | Interest rate swap | Interest rate risk
Financial instruments
Notional amounts	124,946	133,985
Gross hedged assets	$ 2,402	$ 4,395
Gross hedged liabilities	$ (4,889)	$ (8,810)
One-to-one hedge relationships | Fair value hedges | Interest rate swap | Interest rate risk | Up to 1 year
Financial instruments
Notional amounts	11,674	16,748
One-to-one hedge relationships | Fair value hedges | Interest rate swap | Interest rate risk | Over 1 year to 5 years
Financial instruments
Notional amounts	59,022	60,258
One-to-one hedge relationships | Fair value hedges | Interest rate swap | Interest rate risk | Over 5 years
Financial instruments
Notional amounts	54,250	56,979
One-to-one hedge relationships | Fair value hedges | Cross currency swap | Interest rate risk
Financial instruments
Notional amounts	13,572	14,664
Gross hedged assets	$ 227	$ 355
One-to-one hedge relationships | Fair value hedges | Cross currency swap | Interest rate risk | Up to 1 year
Financial instruments
Notional amounts	4,717	4,668
One-to-one hedge relationships | Fair value hedges | Cross currency swap | Interest rate risk | Over 1 year to 5 years
Financial instruments
Notional amounts	5,251	8,381
One-to-one hedge relationships | Fair value hedges | Cross currency swap | Interest rate risk | Over 5 years
Financial instruments
Notional amounts	3,604	1,615
One-to-one hedge relationships | Cash flow hedges | Cross currency swap | FX risk
Financial instruments
Notional amounts	14,760	17,082
Gross hedged assets	$ 522	$ 1,095
Gross hedged liabilities	$ (175)	$ (141)
One-to-one hedge relationships | Cash flow hedges | Cross currency swap | FX risk | Up to 1 year
Financial instruments
Notional amounts	5,905	5,877
One-to-one hedge relationships | Cash flow hedges | Cross currency swap | FX risk | Over 1 year to 5 years
Financial instruments
Notional amounts	5,251	9,590
One-to-one hedge relationships | Cash flow hedges | Cross currency swap | FX risk | Over 5 years
Financial instruments
Notional amounts	3,604	1,615
One-to-one hedge relationships | Net investment hedges | Forward contracts | FX risk
Financial instruments
Notional amounts	6,574	6,320
Gross hedged assets	$ 38	$ 61
Gross hedged liabilities	$ (51)	$ (46)
One-to-one hedge relationships | Net investment hedges | Forward contracts | FX risk | Up to 1 year
Financial instruments
Notional amounts	6,574	6,320
Macro hedge relationships
Financial instruments
Notional amounts	229,597	194,518
Gross hedged assets	$ 1,128	$ 1,521
Gross hedged liabilities	$ (548)	$ (1,521)
Macro hedge relationships | Portfolio fair value hedges | Interest rate swap | Interest rate risk
Financial instruments
Notional amounts	28,258	19,907
Gross hedged assets	$ 60
Gross hedged liabilities	$ (24)	$ (187)
Macro hedge relationships | Macro cash flow hedges | Interest rate swap | Interest rate risk
Financial instruments
Notional amounts	201,339	174,611
Gross hedged assets	$ 1,068	$ 1,521
Gross hedged liabilities	$ (524)	$ (1,334)
Parent Entity
Financial instruments
Notional amounts	318,927	312,107
Gross hedged assets	$ 3,752	$ 6,663
Impact of netting arrangements on hedged assets	(3,041)	(5,447)
Carrying value, hedged assets	711	1,216
Gross hedged liabilities	(5,297)	(9,835)
Impact of netting arrangements on hedged liabilities	5,005	9,324
Carrying value, hedged liabilities	$ (292)	$ (511)
Parent Entity | One-to-one hedge relationships
Financial instruments
Notional amounts	135,522	150,074
Gross hedged assets	$ 2,924	$ 5,304
Gross hedged liabilities	$ (4,873)	$ (8,672)
Parent Entity | One-to-one hedge relationships | Up to 1 year
Financial instruments
Notional amounts	18,762	23,327
Parent Entity | One-to-one hedge relationships | Over 1 year to 5 years
Financial instruments
Notional amounts	61,096	67,196
Parent Entity | One-to-one hedge relationships | Over 5 years
Financial instruments
Notional amounts	55,664	59,551
Parent Entity | One-to-one hedge relationships | Fair value hedges | Interest rate swap | Interest rate risk
Financial instruments
Notional amounts	123,265	131,732
Gross hedged assets	$ 2,400	$ 4,390
Gross hedged liabilities	$ (4,837)	$ (8,644)
Parent Entity | One-to-one hedge relationships | Fair value hedges | Interest rate swap | Interest rate risk | Up to 1 year
Financial instruments
Notional amounts	11,283	16,125
Parent Entity | One-to-one hedge relationships | Fair value hedges | Interest rate swap | Interest rate risk | Over 1 year to 5 years
Financial instruments
Notional amounts	57,732	58,628
Parent Entity | One-to-one hedge relationships | Fair value hedges | Interest rate swap | Interest rate risk | Over 5 years
Financial instruments
Notional amounts	54,250	56,979
Parent Entity | One-to-one hedge relationships | Fair value hedges | Cross currency swap | Interest rate risk
Financial instruments
Notional amounts	5,497	8,551
Gross hedged assets	$ 165	$ 252
Parent Entity | One-to-one hedge relationships | Fair value hedges | Cross currency swap | Interest rate risk | Up to 1 year
Financial instruments
Notional amounts	3,108	2,981
Parent Entity | One-to-one hedge relationships | Fair value hedges | Cross currency swap | Interest rate risk | Over 1 year to 5 years
Financial instruments
Notional amounts	1,682	4,284
Parent Entity | One-to-one hedge relationships | Fair value hedges | Cross currency swap | Interest rate risk | Over 5 years
Financial instruments
Notional amounts	707	1,286
Parent Entity | One-to-one hedge relationships | Cash flow hedges | Cross currency swap | FX risk
Financial instruments
Notional amounts	5,497	8,551
Gross hedged assets	$ 354	$ 648
Gross hedged liabilities	$ (34)	$ (9)
Parent Entity | One-to-one hedge relationships | Cash flow hedges | Cross currency swap | FX risk | Up to 1 year
Financial instruments
Notional amounts	3,108	2,981
Parent Entity | One-to-one hedge relationships | Cash flow hedges | Cross currency swap | FX risk | Over 1 year to 5 years
Financial instruments
Notional amounts	1,682	4,284
Parent Entity | One-to-one hedge relationships | Cash flow hedges | Cross currency swap | FX risk | Over 5 years
Financial instruments
Notional amounts	707	1,286
Parent Entity | One-to-one hedge relationships | Net investment hedges | Forward contracts | FX risk
Financial instruments
Notional amounts	1,263	1,240
Gross hedged assets	$ 5	$ 14
Gross hedged liabilities	$ (2)	$ (19)
Parent Entity | One-to-one hedge relationships | Net investment hedges | Forward contracts | FX risk | Up to 1 year
Financial instruments
Notional amounts	1,263	1,240
Parent Entity | Macro hedge relationships
Financial instruments
Notional amounts	183,405	162,033
Gross hedged assets	$ 828	$ 1,359
Gross hedged liabilities	$ (424)	$ (1,163)
Parent Entity | Macro hedge relationships | Portfolio fair value hedges | Interest rate swap | Interest rate risk
Financial instruments
Notional amounts	2,872
Gross hedged assets	$ 7
Gross hedged liabilities	$ (1)
Parent Entity | Macro hedge relationships | Macro cash flow hedges | Interest rate swap | Interest rate risk
Financial instruments
Notional amounts	180,533	162,033
Gross hedged assets	$ 821	$ 1,359
Gross hedged liabilities	$ (423)	$ (1,163)